Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds I
Entity Central Index Key	0000799295
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000193013 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small/Mid Cap Growth Fund
Class Name	Class Z
Trading Symbol	DBMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$42	0.87%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 42	[1]
Expense Ratio, Percent	0.87%	[1],[2]
Material Change Date	Jan. 31, 2026
Net Assets	$ 761,000,000
Holdings Count | Holding	66
Investment Company Portfolio Turnover	85.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$761	66	85.41%

Holdings [Text Block]
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  BNY Mellon Investment Adviser, Inc. (the “Adviser”) had agreed, from October 1, 2025 through January 31, 2026, to waive receipt of a portion of the Fund’s management fee in the amount of .05% of the value of the Fund’s average daily net assets. Effective January 31, 2026, the Adviser terminated this waiver agreement.
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]	BNY Mellon Investment Adviser, Inc. (the “Adviser”) had agreed, from October 1, 2025 through January 31, 2026, to waive receipt of a portion of the Fund’s management fee in the amount of .05% of the value of the Fund’s average daily net assets. Effective January 31, 2026, the Adviser terminated this waiver agreement.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
Accountant Change Statement [Text Block]	Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds.
Accountant Change Date	Jan. 01, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended September 30, 2025 and September 30, 2024 and the subsequent interim period through January 1, 2026.

C000130460 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small/Mid Cap Growth Fund
Class Name	Class Y
Trading Symbol	DBMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$34	0.69%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 34	[3]
Expense Ratio, Percent	0.69%	[3],[4]
Material Change Date	Jan. 31, 2026
Net Assets	$ 761,000,000
Holdings Count | Holding	66
Investment Company Portfolio Turnover	85.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$761	66	85.41%

Holdings [Text Block]
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  BNY Mellon Investment Adviser, Inc. (the “Adviser”) had agreed, from October 1, 2025 through January 31, 2026, to waive receipt of a portion of the Fund’s management fee in the amount of .05% of the value of the Fund’s average daily net assets. Effective January 31, 2026, the Adviser terminated this waiver agreement.
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]
BNY Mellon Investment Adviser, Inc. (the “Adviser”) had agreed, from October 1, 2025 through January 31, 2026, to waive receipt of a portion of the Fund’s management fee in the amount of .05% of the value of the Fund’s average daily net assets. Effective January 31, 2026, the Adviser terminated this waiver agreement.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
Accountant Change Statement [Text Block]	Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds.
Accountant Change Date	Jan. 01, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended September 30, 2025 and September 30, 2024 and the subsequent interim period through January 1, 2026.

C000031760 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small/Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	SDSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$38	0.78%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 38	[5]
Expense Ratio, Percent	0.78%	[5],[6]
Material Change Date	Jan. 31, 2026
Net Assets	$ 761,000,000
Holdings Count | Holding	66
Investment Company Portfolio Turnover	85.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$761	66	85.41%

Holdings [Text Block]
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  BNY Mellon Investment Adviser, Inc. (the “Adviser”) had agreed, from October 1, 2025 through January 31, 2026, to waive receipt of a portion of the Fund’s management fee in the amount of .05% of the value of the Fund’s average daily net assets. Effective January 31, 2026, the Adviser terminated this waiver agreement.
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]
BNY Mellon Investment Adviser, Inc. (the “Adviser”) had agreed, from October 1, 2025 through January 31, 2026, to waive receipt of a portion of the Fund’s management fee in the amount of .05% of the value of the Fund’s average daily net assets. Effective January 31, 2026, the Adviser terminated this waiver agreement.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
Accountant Change Statement [Text Block]	Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds.
Accountant Change Date	Jan. 01, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended September 30, 2025 and September 30, 2024 and the subsequent interim period through January 1, 2026.

C000075528 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small/Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	DBMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$91	1.87%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 91	[7]
Expense Ratio, Percent	1.87%	[7],[8]
Material Change Date	Jan. 31, 2026
Net Assets	$ 761,000,000
Holdings Count | Holding	66
Investment Company Portfolio Turnover	85.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$761	66	85.41%

Holdings [Text Block]
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  BNY Mellon Investment Adviser, Inc. (the “Adviser”) had agreed, from October 1, 2025 through January 31, 2026, to waive receipt of a portion of the Fund’s management fee in the amount of .05% of the value of the Fund’s average daily net assets. Effective January 31, 2026, the Adviser terminated this waiver agreement.
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]	BNY Mellon Investment Adviser, Inc. (the “Adviser”) had agreed, from October 1, 2025 through January 31, 2026, to waive receipt of a portion of the Fund’s management fee in the amount of .05% of the value of the Fund’s average daily net assets. Effective January 31, 2026, the Adviser terminated this waiver agreement.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
Accountant Change Statement [Text Block]	Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds.
Accountant Change Date	Jan. 01, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended September 30, 2025 and September 30, 2024 and the subsequent interim period through January 1, 2026.

C000075527 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small/Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	DBMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$50	1.02%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 50	[9]
Expense Ratio, Percent	1.02%	[9],[10]
Material Change Date	Jan. 31, 2026
Net Assets	$ 761,000,000
Holdings Count | Holding	66
Investment Company Portfolio Turnover	85.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$761	66	85.41%

Holdings [Text Block]
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]

How has the Fund changed?

  BNY Mellon Investment Adviser, Inc. (the “Adviser”) had agreed, from October 1, 2025 through January 31, 2026, to waive receipt of a portion of the Fund’s management fee in the amount of .05% of the value of the Fund’s average daily net assets. Effective January 31, 2026, the Adviser terminated this waiver agreement.

This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]	BNY Mellon Investment Adviser, Inc. (the “Adviser”) had agreed, from October 1, 2025 through January 31, 2026, to waive receipt of a portion of the Fund’s management fee in the amount of .05% of the value of the Fund’s average daily net assets. Effective January 31, 2026, the Adviser terminated this waiver agreement.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
Accountant Change Statement [Text Block]	Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds.
Accountant Change Date	Jan. 01, 2026
Accountant Change Disagreements [Text Block]

Changes in or Disagreements with Accountants

  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended September 30, 2025 and September 30, 2024 and the subsequent interim period through January 1, 2026.

C000062293 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Equity Fund
Class Name	Class A
Trading Symbol	NIEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$52	1.02%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 52	[11]
Expense Ratio, Percent	1.02%	[11],[12]
Net Assets	$ 324,000,000
Holdings Count | Holding	69
Investment Company Portfolio Turnover	85.78%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$324	69	85.78%

Holdings [Text Block]
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
As of the close of business on February 13, 2026, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Trust’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon International Core Equity Fund Class A, Class C, Class I and Class Y shares (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Class A, Class C, Class I and Class Y shares to holders of the corresponding class of fund shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objective strategies and objectives to enable shareholders of the funds to benefit from more efficient portfolio management and certain operational efficiencies.
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
Accountant Change Statement [Text Block]	Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds.
Accountant Change Date	Jan. 01, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended September 30, 2025 and September 30, 2024 and the subsequent interim period through January 1, 2026.

C000062294 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Equity Fund
Class Name	Class C
Trading Symbol	NIECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$90	1.77%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 90	[13]
Expense Ratio, Percent	1.77%	[13],[14]
Net Assets	$ 324,000,000
Holdings Count | Holding	69
Investment Company Portfolio Turnover	85.78%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$324	69	85.78%

Holdings [Text Block]
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
As of the close of business on February 13, 2026, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Trust’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon International Core Equity Fund Class A, Class C, Class I and Class Y shares (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Class A, Class C, Class I and Class Y shares to holders of the corresponding class of fund shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objective strategies and objectives to enable shareholders of the funds to benefit from more efficient portfolio management and certain operational efficiencies.
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
Accountant Change Statement [Text Block]	Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds.
Accountant Change Date	Jan. 01, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended September 30, 2025 and September 30, 2024 and the subsequent interim period through January 1, 2026.

C000031772 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Equity Fund
Class Name	Class I
Trading Symbol	SNIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$39	0.77%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 39	[15]
Expense Ratio, Percent	0.77%	[15],[16]
Net Assets	$ 324,000,000
Holdings Count | Holding	69
Investment Company Portfolio Turnover	85.78%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$324	69	85.78%

Holdings [Text Block]
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
As of the close of business on February 13, 2026, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Trust’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon International Core Equity Fund Class A, Class C, Class I and Class Y shares (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Class A, Class C, Class I and Class Y shares to holders of the corresponding class of fund shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objective strategies and objectives to enable shareholders of the funds to benefit from more efficient portfolio management and certain operational efficiencies.
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
Accountant Change Statement [Text Block]	Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds.
Accountant Change Date	Jan. 01, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended September 30, 2025 and September 30, 2024 and the subsequent interim period through January 1, 2026.

C000130462 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Equity Fund
Class Name	Class Y
Trading Symbol	NIEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$39	0.77%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 39	[17]
Expense Ratio, Percent	0.77%	[17],[18]
Net Assets	$ 324,000,000
Holdings Count | Holding	69
Investment Company Portfolio Turnover	85.78%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$324	69	85.78%

Holdings [Text Block]
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
As of the close of business on February 13, 2026, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Trust’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon International Core Equity Fund Class A, Class C, Class I and Class Y shares (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Class A, Class C, Class I and Class Y shares to holders of the corresponding class of fund shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objective strategies and objectives to enable shareholders of the funds to benefit from more efficient portfolio management and certain operational efficiencies.
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
Accountant Change Statement [Text Block]	Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds.
Accountant Change Date	Jan. 01, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended September 30, 2025 and September 30, 2024 and the subsequent interim period through January 1, 2026.

C000171546 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Value Fund
Class Name	Class Y
Trading Symbol	BOSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$49	0.96%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 49	[19]
Expense Ratio, Percent	0.96%	[19],[20]
Net Assets	$ 268,000,000
Holdings Count | Holding	113
Investment Company Portfolio Turnover	42.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$268	113	42.14%

Holdings [Text Block]
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective October 1, 2025 (the “Effective Date”), the Fund terminated the Fund Accounting and Administrative Services Agreement. As of the Effective Date, the fund will be administered by BNY Mellon Investment Adviser, Inc., the Fund’s Adviser.
  As of the close of business on February 13, 2026, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon Opportunistic Small Cap Fund Investor, Class I and Class Y shares (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Class I and Class Y shares to holders of the corresponding class of fund shares (with holders of Investor Shares of the Acquired Fund having received Class A shares of the fund) of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objective strategies and objectives to enable shareholders of the funds to benefit from more efficient portfolio management and certain operational efficiencies.
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
Accountant Change Statement [Text Block]	Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds.
Accountant Change Date	Jan. 01, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended September 30, 2025 and September 30, 2024 and the subsequent interim period through January 1, 2026.

C000031777 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Value Fund
Class Name	Class I
Trading Symbol	STSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$50	0.99%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 50	[21]
Expense Ratio, Percent	0.99%	[21],[22]
Net Assets	$ 268,000,000
Holdings Count | Holding	113
Investment Company Portfolio Turnover	42.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$268	113	42.14%

Holdings [Text Block]
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective October 1, 2025 (the “Effective Date”), the Fund terminated the Fund Accounting and Administrative Services Agreement. As of the Effective Date, the fund will be administered by BNY Mellon Investment Adviser, Inc., the Fund’s Adviser.
  As of the close of business on February 13, 2026, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon Opportunistic Small Cap Fund Investor, Class I and Class Y shares (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Class I and Class Y shares to holders of the corresponding class of fund shares (with holders of Investor Shares of the Acquired Fund having received Class A shares of the fund) of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objective strategies and objectives to enable shareholders of the funds to benefit from more efficient portfolio management and certain operational efficiencies.
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
Accountant Change Statement [Text Block]	Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds.
Accountant Change Date	Jan. 01, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended September 30, 2025 and September 30, 2024 and the subsequent interim period through January 1, 2026.

C000171545 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Value Fund
Class Name	Class C
Trading Symbol	BOSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$106	2.09%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 106	[23]
Expense Ratio, Percent	2.09%	[23],[24]
Net Assets	$ 268,000,000
Holdings Count | Holding	113
Investment Company Portfolio Turnover	42.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$268	113	42.14%

Holdings [Text Block]
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective October 1, 2025 (the “Effective Date”), the Fund terminated the Fund Accounting and Administrative Services Agreement. As of the Effective Date, the fund will be administered by BNY Mellon Investment Adviser, Inc., the Fund’s Adviser.
  As of the close of business on February 13, 2026, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon Opportunistic Small Cap Fund Investor, Class I and Class Y shares (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Class I and Class Y shares to holders of the corresponding class of fund shares (with holders of Investor Shares of the Acquired Fund having received Class A shares of the fund) of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objective strategies and objectives to enable shareholders of the funds to benefit from more efficient portfolio management and certain operational efficiencies.
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
Accountant Change Statement [Text Block]	Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds.
Accountant Change Date	Jan. 01, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended September 30, 2025 and September 30, 2024 and the subsequent interim period through January 1, 2026.

C000123289 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Value Fund
Class Name	Class A
Trading Symbol	RUDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$64	1.26%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 64	[25]
Expense Ratio, Percent	1.26%	[25],[26]
Net Assets	$ 268,000,000
Holdings Count | Holding	113
Investment Company Portfolio Turnover	42.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$268	113	42.14%

Holdings [Text Block]
Portfolio Holdings (as of 3/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective October 1, 2025 (the “Effective Date”), the Fund terminated the Fund Accounting and Administrative Services Agreement. As of the Effective Date, the fund will be administered by BNY Mellon Investment Adviser, Inc., the Fund’s Adviser.
  As of the close of business on February 13, 2026, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon Opportunistic Small Cap Fund Investor, Class I and Class Y shares (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for shares of Class I and Class Y shares to holders of the corresponding class of fund shares (with holders of Investor Shares of the Acquired Fund having received Class A shares of the fund) of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objective strategies and objectives to enable shareholders of the funds to benefit from more efficient portfolio management and certain operational efficiencies.
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated January 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
Accountant Change Statement [Text Block]	Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds.
Accountant Change Date	Jan. 01, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended September 30, 2025 and September 30, 2024 and the subsequent interim period through January 1, 2026.

[1]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]	Annualized.
[3]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[4]	Annualized.
[5]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[6]	Annualized.
[7]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[8]	Annualized.
[9]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[10]	Annualized.
[11]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[12]	Annualized.
[13]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[14]	Annualized.
[15]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[16]	Annualized.
[17]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[18]	Annualized.
[19]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[20]	Annualized.
[21]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[22]	Annualized.
[23]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[24]	Annualized.
[25]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[26]	Annualized.